Long-Term Debt and Bonds, Secured Term Loans - Alpha Bank (Details) $ in Thousands				1 Months Ended		6 Months Ended
	Jul. 24, 2026 USD ($)	Jul. 24, 2025 USD ($)	Jul. 23, 2025 USD ($) Agreement	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Apr. 30, 2024 Agreement
Long-Term Debt and Bonds [Abstract]
Proceeds from loan agreement						$ 45,000	$ 0
Classified amount from assets held for sale						22,924		$ 12,391
Alpha Bank Term Loans [Member]
Long-Term Debt and Bonds [Abstract]
Proceeds from loan agreement		$ 29,750
Number of loan agreements with Alpha Bank | Agreement									2
Margin on variable rate			1.90%
Payments to collateral accounts						26,600		$ 28,700
Face amount			$ 29,750
Term			5 years
Number of existing loan facilities being refinanced | Agreement			2
Classified amount from assets held for sale						$ 11,567
Alpha Bank Term Loans [Member] | Subsequent Event [Member]
Long-Term Debt and Bonds [Abstract]
Prepayment of bank debt in connection with vessel sale	$ 12,775
P. Aliki Loan [Member]
Long-Term Debt and Bonds [Abstract]
Borrowing capacity					$ 18,250
Proceeds from loan agreement					$ 18,250
P. Aliki Loan [Member] | Maximum [Member]
Long-Term Debt and Bonds [Abstract]
Margin on variable rate						2.60%
P. Aliki Loan [Member] | Minimum [Member]
Long-Term Debt and Bonds [Abstract]
Margin on variable rate						0.65%
P. Long Beach Loan [Member]
Long-Term Debt and Bonds [Abstract]
Borrowing capacity				$ 22,000
Proceeds from loan agreement				$ 22,000
P. Long Beach Loan [Member] | Maximum [Member]
Long-Term Debt and Bonds [Abstract]
Margin on variable rate						2.35%
P. Long Beach Loan [Member] | Minimum [Member]
Long-Term Debt and Bonds [Abstract]
Margin on variable rate						0.65%